Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2023
Money Market Fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Money Market Fund		$ 3,666,439	$ 24,387,525
Money Market Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Money Market Fund
Money Market Fund [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Money Market Fund
Fair value of subscription shares [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value of subscription shares	$ 878,000
Fair value of subscription shares [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value of subscription shares
Fair value of subscription shares [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value of subscription shares